JPMMT2026-ABS-15G

Exhibit 99.27

TPR Firm:		Report Date:	10/7/2026
Client Name:	JP Morgan Chase Bank National Association	Report:	Exception Report
Deal Name:	JPMMT 2026-PLNQ1	Loans in report:	3

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	305072775	XXX	XXX	D	A	D	A	A	A	A	A	Closed	FCRE1695	2026-06-09 17:00	2026-07-29 11:40	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Guaranty Agreement Missing	Resolved-Received executed Personal Guaranty Agreement. - Due Diligence Vendor-07/29/2026
Ready for Review-Document Uploaded.  - Seller-07/29/2026
Open-Review signature on Note. If borrower signed as member XXX of LLC, verify fully executed Guaranty Agreement provided. Missing fully executed Guaranty Agreement. - Due Diligence Vendor-06/09/2026	Ready for Review-Document Uploaded. - Seller-07/29/2026	Resolved-Received executed Personal Guaranty Agreement. - Due Diligence Vendor-07/29/2026	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680		XXX Guaranty.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	305182397	XXX	XXX	D	B	D	B	D	A	A	A	Closed	FCRE1201	2026-07-10 13:23	2026-07-23 16:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Supporting documentation receieved. - Due Diligence Vendor-07/23/2026
Ready for Review-I am not sure what to provide as items used were from the fraud report or the actual income docs. The potential REO Are NOT in the borrowers name – per the fraud
Second alert was for a BK that does not affect our underwrite no docs to provide
Next is for the income – the income docs are in the loan file. Do you want me to re attach to this email Again alert is for income which is supported
And finally XXX works for XXX
 - Seller-07/23/2026
Counter-fraud report and Lender LOX received, however missing documentation Lender used to address high alert items. - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded.  - Seller-07/21/2026
Open-Missing Third Party Fraud Report Subject to review, additional conditions may apply. - Due Diligence Vendor-07/12/2026	Ready for Review-I am not sure what to provide as items used were from the fraud report or the actual income docs. The potential REO Are NOT in the borrowers name – per the fraud
Second alert was for a BK that does not affect our underwrite no docs to provide
Next is for the income – the income docs are in the loan file. Do you want me to re attach to this email
Again alert is for income which is supported
And finally  XXX works for XXX
 - Seller-07/23/2026
 Ready for Review-Document Uploaded.  - Seller-07/21/2026
Resolved-Supporting documentation receieved. - Due Diligence Vendor-07/23/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 660		Fraud.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	305182397	XXX	XXX	D	B	D	B	D	A	A	A	Closed	FCRE1194	2026-07-10 13:56	2026-07-21 17:13	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded.  - Seller-07/21/2026
Open-Audited LTV of XXX% exceeds Guideline LTV of 60% XXX XXX guidelines reflect max LTV of 60% for Primary Cash-Out Transaction with FICO Score of XXX. - Due Diligence Vendor-07/12/2026	Ready for Review-Document Uploaded. - Seller-07/21/2026	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/21/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 660	1) XXX months of Reserves 2) XXX% DTI is less than 50% maximum 3) 0x30x12 mortgage history	XXX NON-QM - Exception Request Form XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes
XXX	305182397	XXX	XXX	D	B	D	B	D	A	A	A	Closed	FCRE1148	2026-07-10 12:39	2026-07-21 11:27	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received final title policy reflecting sufficient title coverage. - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded.  - Seller-07/21/2026
Open-Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien(s) of $XXX Missing updated Schedule A or Supplemental Title Report reflecting loan amount coverage of $XXX. - Due Diligence Vendor-07/12/2026	Ready for Review-Document Uploaded. - Seller-07/21/2026	Resolved-Received final title policy reflecting sufficient title coverage. - Due Diligence Vendor-07/21/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 660		Title.pdf XXX - XXX - Final Title Policy.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	305182397	XXX	XXX	D	B	D	B	D	A	A	A	Closed	FCOM1233	2026-07-10 12:22	2026-07-16 17:36	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Updated Final URLA received. - Due Diligence Vendor-07/16/2026

Ready for Review-Document Uploaded.  - Seller-07/16/2026

Counter-Received duplicate copy. Still missing selection/response from noted options in the Demographic Information section of the URLA - if borrower does not wish to provide, that response should be selected. - Due Diligence Vendor-07/16/2026

Ready for Review-Document Uploaded.  - Seller-07/15/2026

Open-The Final 1003 is Incomplete Demographic Information Addendum is incomplete. The race information section has been left blank. - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. - Seller-07/16/2026 Ready for Review-Document Uploaded. - Seller-07/15/2026	Resolved-Updated Final URLA received. - Due Diligence Vendor-07/16/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 660		Final 1003.pdf Final 1003.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A